GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL
Beginning balance	$ 5,534,000	$ 5,625,000
Goodwill associated with an acquisition	611,000	0
Foreign currency translation adjustment	382,000	(91,000)
Ending balance	6,527,000	5,534,000	$ 5,625,000
Impairment loss	0	$ 0	$ 0
Accumulated goodwill impairment	$ 0